Revenue Recognition - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Contract assets	$ 1,860		$ 1,499
Deferred revenue	597		$ 544
Revenue recognized	326	$ 155
Revenue, remaining performance obligation, amount	$ 3,139
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, percentage	99.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months